Leases (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Changes in Carrying Value of Right of Use Assets

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2023:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2022	83	489	2	62	636
Additions*	—	107	1	328	436
Deletions	—	(5)	—	(46)	(51)
Depreciation	(1)	(84)	(1)	(61)	(147)
Translation difference	(6)	(33)	—	2	(37)
Balance as of March 31, 2023	76	474	2	285	837

* Net of adjustments on account of modifications and lease incentives

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2022:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2021	86	545	3	22	656
Additions*	—	60	—	63	123
Deletions	—	(11)	—	(6)	(17)
Depreciation	(1)	(88)	(1)	(15)	(105)
Translation difference	(2)	(17)	—	(2)	(21)
Balance as of March 31, 2022	83	489	2	62	636

* Net of adjustments on account of modifications and lease incentives

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2021:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2020	83	461	2	5	551
Additions*	1	168	1	19	189
Deletions	—	(20)	—	—	(20)
Depreciation	(1)	(80)	(1)	(4)	(86)
Translation difference	3	16	1	2	22
Balance as of March 31, 2021	86	545	3	22	656

* Net of adjustments on account of modifications and lease incentives

Schedule of the Break-up of Current and Non-current Lease Liabilities

The following is the break-up of current and non-current lease liabilities:

(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Current lease liabilities	151	115
Non-current lease liabilities	859	607
Total	1,010	722

Schedule of Movement in Lease Liabilities

The following is the movement in lease liabilities:

(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Balance at the beginning	722	728	612
Additions	434	125	204
Finance cost accrued during the period	30	24	24
Deletions	(6)	(18)	(23)
Payment of lease liabilities	(152)	(128)	(111)
Translation difference	(18)	(9)	22
Balance at the end	1,010	722	728

Schedule of Contractual Maturities of Lease Liabilities

The table below provides details regarding the contractual maturities of lease liabilities on an undiscounted basis:

(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Less than one year	219	131
One to five years	663	430
More than five years	241	262
Total	1,123	823

Schedule of Movement in Net Investment in Sublease ROU Asset

The following is the movement in the net-investment in sublease of ROU asset:

(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Balance at the beginning	49	53	58
Additions	1	1	—
Interest income accrued during the period	2	2	2
Lease receipts	(8)	(7)	(7)
Balance at the end	44	49	53

Schedule of Contractual Maturities of Net Investment in Sublease ROU Asset

The table below provides details regarding the contractual maturities of net investment in sublease of ROU asset on an undiscounted basis:

(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Less than one year	8	7
One to five years	32	31
More than five years	8	17
Total	48	55